Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 6,369,172	$ 7,792,846
Deferred offering costs	247,671	0
Prepaid expenses and other current assets	1,348,679	1,256,501
Grant receivable	0	915,404
Total current assets	7,965,522	9,964,751
Other assets	31,926	7,770
Total assets	7,997,448	9,972,521
Current liabilities:
Accounts payable	679,739	662,471
Deferred grant revenue	572,475	0
Accrued expenses and other current liabilities	1,408,856	1,933,276
Total liabilities	2,661,070	2,595,747
Commitments and Contingencies
Stockholders’ Equity (Deficit):
Series A preferred stock $0.001 par value; 30,000,000 authorized at March 31, 2024 and December 31, 2023, 0 shares issued and outstanding at March 31, 2024 and December 31, 2023	0	0
Common stock, $0.001 par value: 1,000,000,000 shares authorized, 5,674,354 and 518,140 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	6,170	5,674
Additional paid-in capital	62,285,332	61,811,889
Accumulated deficit	(56,955,124)	(54,440,789)
Total stockholders' equity (deficit)	5,336,378	7,376,774
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 7,997,448	$ 9,972,521